Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present Canon’s assets and liabilities that are measured at fair value on a recurring basis consistent with the fair value hierarchy at December 31, 2018 and 2017.

	December 31, 2018
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	—	70,500	—	70,500
Short-term investments:
Available-for-sale:
Corporate bonds	630	—	—	630
Investments:
Available-for-sale:
Government bonds	—	—	—	—
Corporate bonds	—	—	—	—
Fund trusts and others	630	408	—	1,038
Equity securities	13,787	—	—	13,787
Prepaid expenses and other current assets:
Derivatives	—	3,143	—	3,143

Total assets	15,047	74,051	—	89,098

Liabilities:
Other current liabilities:
Derivatives	—	766	—	766

Total liabilities	—	766	—	766

	December 31, 2017
	Level 1	Level 2	Level 3	Total
	(Millions of yen)
Assets:
Cash and cash equivalents	—	70,500	—	70,500
Short-term investments:
Available-for-sale:
Corporate bonds	1,222	—	—	1,222
Investments:
Available-for-sale:
Government bonds	289	—	—	289
Corporate bonds	605	217	—	822
Fund trusts	13	111	—	124
Equity securities	20,901	—	—	20,901
Prepaid expenses and other current assets:
Derivatives	—	544	—	544

Total assets	23,030	71,372	—	94,402

Liabilities:
Other current liabilities:
Derivatives	—	3,259	—	3,259

Total liabilities	—	3,259	—	3,259

Assets and Liabilities Measured at Fair Value on Nonrecurring Basis

The following table presents the Canon’s asset that was measured at fair value on a nonrecurring basis consistent with the fair value hierarchy and related impairment charge recognized during the year ended December 31, 2017.

	Year ended December 31, 2017
	Total loss	Fair value
		Level 1	Level 2	Level 3	Total
		(Millions of yen)
Asset:
Goodwill	(33,912)	—	—	29,370	29,370